Expense Example - Allspring Multi-Asset Funds - Classes A, C, Administrator, R6 & Institutional	Apr. 30, 2026 USD ($)
Absolute Return Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 685
Expense Example, with Redemption, 3 Years	919
Expense Example, with Redemption, 5 Years	1,172
Expense Example, with Redemption, 10 Years	1,892
Absolute Return Fund | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	293
Expense Example, with Redemption, 3 Years	597
Expense Example, with Redemption, 5 Years	1,026
Expense Example, with Redemption, 10 Years	2,222
Absolute Return Fund | Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	76
Expense Example, with Redemption, 3 Years	237
Expense Example, with Redemption, 5 Years	411
Expense Example, with Redemption, 10 Years	918
Absolute Return Fund | Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	80
Expense Example, with Redemption, 3 Years	263
Expense Example, with Redemption, 5 Years	461
Expense Example, with Redemption, 10 Years	1,032
Asset Allocation Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	677
Expense Example, with Redemption, 3 Years	907
Expense Example, with Redemption, 5 Years	1,155
Expense Example, with Redemption, 10 Years	1,865
Asset Allocation Fund | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	284
Expense Example, with Redemption, 3 Years	584
Expense Example, with Redemption, 5 Years	1,010
Expense Example, with Redemption, 10 Years	2,195
Asset Allocation Fund | Administrator Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	92
Expense Example, with Redemption, 3 Years	324
Expense Example, with Redemption, 5 Years	574
Expense Example, with Redemption, 10 Years	1,292
Asset Allocation Fund | Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	255
Expense Example, with Redemption, 5 Years	449
Expense Example, with Redemption, 10 Years	1,009
Real Return Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	524
Expense Example, with Redemption, 3 Years	725
Expense Example, with Redemption, 5 Years	943
Expense Example, with Redemption, 10 Years	1,568
Real Return Fund | Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	41
Expense Example, with Redemption, 3 Years	174
Expense Example, with Redemption, 5 Years	319
Expense Example, with Redemption, 10 Years	742
Real Return Fund | Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	46
Expense Example, with Redemption, 3 Years	190
Expense Example, with Redemption, 5 Years	347
Expense Example, with Redemption, 10 Years	$ 803